UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2001

Check here if Amendment [] ; Amendment Number:
This Amendment(Check only one):	[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Noroian Steven A. & Associates Inc/CA
Address:	100 Pine Street
	Suite #2800
	San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco October 30, 2001

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:		$82,415

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN HOME PRODUCTS CORP    COM              026609107     1774 30450.000SH       SOLE                30450.000
BJ SERVICES CO                 COM              055482103     1982 111400.000SH      SOLE               111400.000
CALPINE CORP                   COM              131347106     2912 127670.000SH      SOLE               127670.000
CARDINAL HEALTH INC            COM              14149Y108     7336 99204.000SH       SOLE                99204.000
CHEMED CORP                    COM              163596109      683 23712.000SH       SOLE                23712.000
COMPAQ COMPUTER CORP           COM              204493100     1563 188034.000SH      SOLE               188034.000
COMPUTER SCIENCES CORP         COM              205363104     2012 60665.000SH       SOLE                60665.000
CONCORD EFS INC                COM              206197105     4581 93590.000SH       SOLE                93590.000
ELAN CORP PLC-ADR              COM              284131208     4656 96090.000SH       SOLE                96090.000
ENRON CORP                     COM              293561106     1951 71649.000SH       SOLE                71649.000
EXXON MOBIL CORP               COM              30231G102      965 24504.000SH       SOLE                24504.000
FOREST LABORATORIES INC        COM              345838106     9171 127130.000SH      SOLE               127130.000
GENERAL ELECTRIC               COM              369604103      559 15029.000SH       SOLE                15029.000
HERSHEY FOODS CORP             COM              427866108     4829 73870.000SH       SOLE                73870.000
HEWLETT PACKARD CO             COM              428236103      164 10200.000SH       SOLE                10200.000
INTEL CORP                     COM              458140100     1330 65070.000SH       SOLE                65070.000
JOHNSON & JOHNSON              COM              478160104      211 3800.000 SH       SOLE                 3800.000
LABORATORY CORP OF AMERICA     COM              50540r409     4815 59555.000SH       SOLE                59555.000
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     5806 102120.000SH      SOLE               102120.000
MCDONALDS CORP                 COM              580135101      337 12402.000SH       SOLE                12402.000
MEDTRONIC INC                  COM              585055106     3378 77655.000SH       SOLE                77655.000
MERCK & CO INC                 COM              589331107      240 3600.000 SH       SOLE                 3600.000
MOTOROLA INC                   COM              620076109      337 21600.000SH       SOLE                21600.000
NORTEL NETWORKS CORP           COM              656568102      744 132590.000SH      SOLE               132590.000
PFIZER, INC                    COM              717081103      246 6145.000 SH       SOLE                 6145.000
QWEST COMMUNICATIONS INT'L     COM              749121109     2527 151299.000SH      SOLE               151299.000
SCHERING PLOUGH CORP           COM              806605101     1668 44973.000SH       SOLE                44973.000
SUN MICROSYSTEMS INC           COM              866810104     1446 174870.000SH      SOLE               174870.000
SUNGARD DATA SYSTEMS           COM              867363103     5557 237790.000SH      SOLE               237790.000
TARGET CORP                    COM              87612E106      222 7000.000 SH       SOLE                 7000.000
UNITED TECHNOLOGIES CORP       COM              913017109     2410 51830.000SH       SOLE                51830.000
VALERO ENERGY CORP             COM              91913Y100     5576 158865.000SH      SOLE               158865.000
WELLS FARGO & COMPANY          COM              949746101      419 9435.000 SH       SOLE                 9435.000
DEAN WITTER SEL M TR INS CA10                   24242D307        9 15000.000SH       SOLE                15000.000